Share Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 19, 2011	Sep. 29, 2010	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 14.4	$ 15.7	$ 17.0
Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Maximum common shares issued			7,000,000
Period in which performance criteria measured			3 years
Executive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum common shares issued			8,568,841
Period in which performance criteria measured			3 years
Maximum percentage of shares to be granted over any 10 year period			10.00%
Maximum percentage of shares to be granted over 10 year period including discretionary option plans			5.00%
Share based compensation plan period			10
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			0.4	1.9	4.4
Issuance of new shares		289,554
Shares granted under share based compensation, value		$ 12.5
Number of shares vested	116,392		61,127	92,083
Chief Executive Officer | Shares Vested Year Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares expected to vest over next twelve months			19,952